UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2007
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, October 26, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$853,246(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

3M Co.			COM	   88579Y101    $37,776	 403,673     SH		Sole 		  403,673
Aflac Inc.		COM        1055102      $6,519	 114,295     SH		Sole		  114,295
American Intl Group	COM	   26874107	$28,080	 415,073     SH		Sole		  415,073
Apache Corp		COM	   37411105	$29,044	 322,492     SH		Sole	 	  322,492
Archer-Daniels-Mid.	COM	   39483102	$18,958	 573,090     SH		Sole		  573,090
Bank of America Corp.	COM	   60505104	$52,371	 1,041,792   SH		Sole		  1,041,792
Chevron Corp.		COM	   166764100	$25,455	 272,018     SH		Sole		  272,018
Citigroup Inc.		COM	   172967101	$36,761	 787,689     SH		Sole		  787,689
Comcast Corp CL A	COM	   20030N101	$29,028	 1,200,486   SH		Sole		  1,200,486
Cox Radio Inc-Cl A	COM	   224051102	$6,009	 460,490     SH		Sole		  460,490
Dell Inc.		COM	   24702R101	$18,087	 655,318     SH		Sole		  655,318
Duke Energy Corporation	COM	   26441C105	$17,794	 952,050     SH		Sole		  952,050
Exxon Mobil Corporation	COM	   30231G102	$22,411	 242,128     SH		Sole		  242,128
Fiserv Inc.		COM	   337738108	$27,351	 537,763     SH		Sole		  537,763
General Electric Co.	COM	   369604103	$33,558	 810,570     SH		Sole		  810,570
Glatfelter (P.H.) Co.	COM	   377316104	$11,631	 783,752     SH		Sole		  783,752
Group 1 Automotive	COM	   398905109	$5,310	 158,190     SH		Sole		  158,190
H&R Block Inc.		COM	   93671105	$17,399	 821,470     SH		Sole		  821,470
Home Depot Inc		COM	   437076102	$22,511	 693,915     SH		Sole		  693,915
Hubbell Inc. Cl B	COM	   443510201	$22,227	 389,130     SH		Sole		  389,130
Intel Corp.		COM	   458140100	$40,810	 1,578,127   SH		Sole		  1,578,127
Int'l Flavors & Frag.	COM	   459506101	$16,921	 320,104     SH		Sole		  320,104
Keycorp			COM	   493267108	$11,302	 349,575     SH		Sole		  349,575
Kimberly-Clark Corp.	COM	   494368103	$32,419	 461,418     SH		Sole		  461,418
K-Swiss Inc Cl A	COM	   482686102	$9,236	 403,155     SH		Sole		  403,155
Louisiana-Pacific Corp	COM	   546347105	$12,110	 713,594     SH		Sole		  713,594
Manpower Inc.		COM	   56418H100	$9,035	 140,397     SH		Sole		  140,397
Merck & Company Inc.	COM	   589331107	$41,361	 800,174     SH		Sole		  800,174
Moody's Corp		COM	   615369105	$21,601	 428,590     SH		Sole		  428,590
Nabors Industries Ltd	COM	   2963372	$24,067	 782,155     SH		Sole		  782,155
National City Corp.	COM	   635405103	$19,484	 776,571     SH		Sole		  776,571
NBTY Inc.		COM	   628782104	$5,877	 144,745     SH		Sole		  144,745
Pfizer Inc.		COM	   717081103	$56,875	 2,328,070   SH		Sole		  2,328,070
Plantronics Inc.	COM	   727493108	$2,906	 101,770     SH		Sole		  101,770
Progressive Corp	COM	   743315103	$12,084	 622,550     SH		Sole		  622,550
Quaker Chemical Corp.	COM	   747316107	$5,639	 239,740     SH		Sole		  239,740
Qualcomm Inc		COM	   747525103	$21,151	 500,492     SH		Sole		  500,492
Timberland Co. Cl A	COM	   887100105	$15,293	 806,594     SH		Sole		  806,594
Unum Group		COM	   91529Y106	$16,129	 659,152     SH		Sole		  659,152
Werner Enterprises Inc.	COM	   950755108	$10,669	 622,088     SH		Sole		  622,088



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